Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
December 31,
	2025	2024

Government institutions	-	-
Prepaid expenses	-	-
Deposits	-	-
Other assets	-	-
Total prepaid expenses and other current assets	-	-